Note 7 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2023 USD ($)
2024	$ 18,050,000
2025	9,650,000
2026	9,670,000
2027	46,965,000
2028	3,000,000
Thereafter	17,500,000
Total	$ 104,835,000